Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-275240
Entity Registrant Name	Ten-League International Holdings Limited
Entity Central Index Key	0001982012
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7 Tuas Avenue 2
Entity Address, Address Line Two	(Jurisdiction of Incorporation or Organization)
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	639447
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	29,404,342
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6967	6732
Auditor Name	CT International LLP	Onestop Assurance PAC
Auditor Location	San Francisco, California	Singapore
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Ten-League International Holdings Limited and its subsidiaries (the Company) as of December 31, 2025, and the related consolidated statement of operations and comprehensive income, changes in shareholders’ equity, and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o 7 Tuas Avenue 2
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	639447
City Area Code	+65
Local Phone Number	6862 0769
Contact Personnel Name	Lim Boon Ping